BUSINESS COMBINATIONS - Narrative (Details) - USD ($)	Oct. 19, 2023	May 19, 2023	Oct. 19, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill				$ 64,739,000	$ 46,818,000	$ 46,818,000	$ 44,299,000
Dorman Trading
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage			100.00%
Consideration transferred			$ 36,000,000
Payments to acquire businesses, gross			$ 25,700,000
Consideration transferred, equity interest, number of shares (in shares)	134,616		403,846
Consideration transferred, equity interest			$ 7,700,000
Number of shares issuable (in shares)			134,616
Post-closing capital contribution threshold			$ 25,000,000
Contingent consideration liability			2,600,000
Assets acquired			162,600,000
Goodwill			9,900,000
Intangible assets acquired			12,300,000
Goodwill, expected tax deductible amount			0
Liabilities assumed			$ 126,600,000
LedgerX
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage		100.00%
Payments to acquire businesses, gross		$ 35,100,000
Assets acquired		113,900,000
Goodwill		2,500,000
Intangible assets acquired		18,000,000
Goodwill, expected tax deductible amount		0
Liabilities assumed		$ 78,800,000